As filed with the Securities and Exchange Commission on September 1, 2004

------------------------------------------------------------------------------
==============================================================================


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS





                             [GRAPHIC OMITTED]



                            THE BERKSHIRE FUNDS

                          2004 Semi-Annual Report

This report is provided for the general information of Berkshire Funds shareholders. It is not authorized for distribution unless preceded or accompanied by an effective Prospectus, which contains more complete information about the Funds. Please read it carefully before you invest.

In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector. Due to market volatility, current performance may be lower than the figures shown. Call 1-877-526-0707 or visit berkshirefunds.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends and capital gain distributions.

The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely-held stocks primarily listed on the New York Stock Exchange. The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is a market-weighted index of common stock prices for 500 large U.S. companies. The Nasdaq Composite Index is a capitalization-weighted index of over 5,000 common stocks listed on the Nasdaq Stock Market. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance.

Portfolio composition is subject to change at any time and references to specific securities, industries and sectors are not recommendations to purchase or sell any particular security.

Funds distributed by Rafferty Capital Markets, LLC.

Cover: "Undulating road through autumnal forest"

                                      *
                       -------------------------------
                     FUND OVERVIEW - BERKSHIRE FOCUS FUND
                           June 30, 2004 (unaudited)


The Fund normally concentrates its investments in a core group of 20-30 common stocks selected for their long-term growth potential.


PERFORMANCE COMPARISON (Average annual total returns as of 6/30/04)
-------------------------------------------------------------------

                                 YTD(1)     1 Year    3 Year    5 Year     Since Inception(2)

BERKSHIRE FOCUS FUND             -1.26%     22.90%    -25.41%   -21.60%    -5.31%
--------------------------------------------------------------------------------------
Dow Jones Industrial Average      0.80%     18.63%      1.92%     0.90%     6.43%
S&P 500 (R) Index                 3.44%     19.11%     -0.69%    -2.20%     5.23%
NASDAQ Composite Index            2.43%     26.79%     -1.35%    -4.94%     5.51%
--------------------------------------------------------------------------------------


NET ASSETS
------------------------------------------
6/30/04                      $30.2 Million


NET ASSET VALUE
------------------------------------------
Net Asset Value Per Share            $6.28


TOP TEN HOLDINGS(3)
------------------------------------------
Yahoo! Inc.                         15.09%
Nortel Networks Corp.                9.78%
Broadcom Corp., (Class A)            6.63%
Juniper Networks, Inc.               5.87%
Microsoft Corp.                      4.98%
Amazon.com, Inc.                     4.81%
eBay, Inc.                           4.48%
JDS Uniphase Corp.                   4.45%
Ask Jeeves, Inc.                     4.30%
Applied Micro Circuits Corp.         4.26%


GROWTH OF $10,000(4)
---------------------------------------------
BERKSHIRE FOCUS FUND vs. THE S&P 500(R) INDEX

[GRAPHIC OMITTED]

              S&P 500(R)    BERKSHIRE FOCUS
                INDEX             FUND
MONTH         $ AMOUNT         $ AMOUNT
------        ---------      -------------
JUN-97        $ 10,000         $ 10,000
JUL-97          10,795           10,000
AUG-97          10,191            9,950
SEP-97          10,748           10,050
OCT-97          10,390            9,500
NOV-97          10,870            9,510
DEC-97          11,057            8,738
JAN-98          11,179            9,699
FEB-98          11,985           10,174
MAR-98          12,598           10,174
APR-98          12,725           10,346
MAY-98          12,506           10,043
JUN-98          13,014           11,539
JUL-98          12,876           11,560
AUG-98          11,017            9,314
SEP-98          11,722           11,287
OCT-98          12,675           11,620
NOV-98          13,443           14,078
DEC-98          14,217           17,822
JAN-99          14,811           20,835
FEB-99          14,351           19,177
MAR-99          14,925           22,776
APR-99          15,503           23,741
MAY-99          15,138           20,976
JUN-99          15,977           23,036
JUL-99          15,479           21,735
AUG-99          15,402           24,001
SEP-99          14,980           24,749
OCT-99          15,928           26,884
NOV-99          16,252           31,405
DEC-99          17,208           43,289
JAN-00          16,344           44,376
FEB-00          16,035           62,228
MAR-00          17,602           60,273
APR-00          17,073           53,253
MAY-00          16,723           45,712
JUN-00          17,135           56,317
JUL-00          16,867           57,013
AUG-00          17,914           71,627
SEP-00          16,969           67,248
OCT-00          16,897           56,719
NOV-00          15,566           36,118
DEC-00          15,642           36,346
JAN-01          16,197           36,813
FEB-01          14,721           19,841
MAR-01          13,789           13,973
APR-01          14,859           19,624
MAY-01          14,959           17,418
JUN-01          14,595           16,440
JUL-01          14,451           13,398
AUG-01          13,548           10,257
SEP-01          12,454            6,498
OCT-01          12,691            8,845
NOV-01          13,665           10,518
DEC-01          13,785           10,116
JAN-02          13,583           10,464
FEB-02          13,321            8,171
MAR-02          13,822            9,649
APR-02          12,984            8,258
MAY-02          12,888            7,389
JUN-02          11,971            5,911
JUL-02          11,039            5,140
AUG-02          11,111            4,564
SEP-02           9,905            3,455
OCT-02          10,776            4,194
NOV-02          11,409            5,400
DEC-02          10,738            4,140
JAN-03          10,457            4,183
FEB-03          10,300            4,281
MAR-03          10,400            4,183
APR-03          11,257            4,857
MAY-03          11,850            5,791
JUN-03          12,002            5,552
JUL-03          12,212            5,672
AUG-03          12,450            6,509
SEP-03          12,318            5,878
OCT-03          13,015            6,943
NOV-03          13,129            7,280
DEC-03          13,818            6,911
JAN-04          14,071            7,552
FEB-04          14,267            7,291
MAR-04          14,052            6,791
APR-04          13,831            5,726
MAY-04          14,021            6,346
JUN-04          14,294            6,824


SECTOR ALLOCATION(5)
------------------------------------------
Internet Software & Services        38.07%
Semiconductors                      23.12%
Networking & Telecom Equipment      17.57%
Software                             8.97%
Fiber Optics                         6.94%
Storage Devices                      3.20%
Computer Hardware                    1.90%


(1) Not annualized for periods of less than one full year.

(2) The Fund's inception date was July 1, 1997.

(3) Stated as a percentage of total net assets as of 6/30/04. The holdings information provided should not be construed as a recommendation to purchase or sell a particular security and may not be representative of the Fund's current or future investments.

(4) This chart assumes an initial investment of $10,000 made on July 1, 1997 (inception). Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends but do not reflect the impact of taxes.

(5) Stated as a percentage of total net assets as of 6/30/04. The holdings by sector are presented to illustrate examples of the sectors in which the Fund has bought securities and may not be representative of the Fund's current or future investments.

    This Fund concentrates its investments in the technology industry. As a result, the Fund is subject to greater risk than more diversified funds because of its concentration of investments in fewer companies and certain segments of a single industry.

                                      *
------------------------------------------------------------------------------

                           BERKSHIRE FOCUS FUND
                   Performance and Portfolio Discussion
                                  6/30/2004

------------------------------------------------------------------------------
                                      *

                                      *
                       -------------------------------
                          LETTER TO THE SHAREHOLDERS

[PHOTO]

Dear Fellow Shareholders,

For the six month period ended June 30, 2004, the Berkshire Focus Fund posted a total return of -1.26%. For comparative purposes, the Dow Jones Industrial Average edged up 0.80%, the S&P 500 Index increased 3.44%, and the Nasdaq Composite Index advanced 2.43% over the same period. Please see the Fund Overview section and the accompanying financial statements for the Fund's longer-term performance. All return data include reinvested dividends but do not reflect the impact of taxes.

As we entered the new year, the markets saw a continuation of the powerful rally in technology stocks that began back in March of 2003. The middle of January, however, marked the peak of the technology-laden Nasdaq Composite Index as investors began to grapple with the uncertainty surrounding the timing and magnitude of interest rate hikes by the Federal Reserve. In addition, escalating violence in Iraq against U.S. military and civilian targets were cause for further concern. Not surprisingly, the equity markets struggled to maintain their footing throughout the period while investors weighed generally positive economic news and strong corporate profits against the specter of rising interest rates and interminable geopolitical unrest. The second quarter of 2004 began much in the same way as it did in January - a modest rally based on improving investor sentiment. The rally was short-lived though, as new concerns began to emerge about the threat of inflation, record-breaking oil prices and uncertainty over the upcoming U.S. President-ial election. Against this harsh backdrop, confidence in the markets continued to erode - sending technology stocks into another tailspin. By the end of the quarter, the Fed raised interest rates by 25 basis points and the major stock indices rebounded sharply to finish with modest positive returns.

Turning to the portfolio, the most important theme of the Fund for 2004 was overweighting our investments in companies having long-term growth potential as opposed to owning businesses most levered to an improving economy. Using this criteria as our guide, Internet Software & Services was the Fund's most heavily-weighted sector. Within this segment, Yahoo! (YHOO) and eBay (EBAY) posted outsized gains as they continued to benefit from the tremendous growth of the Internet. Also giving a boost to the portfolio on much stronger-than-expected earnings results was Juniper Networks (JNPR) in the Networking & Tel-ecom Equipment sector. The Semiconductor sector, meanwhile, turned in a decidedly mixed performance with Broadcom (BRCM) and Marvell Technology (MRVL) posting stellar returns. In contrast, PMC-Sierra (PMCS) was punished due to deteriorating fundamentals. Finally, some new additions to the portfolio during the first half of the year included Apple Computer (AAPL), Ask Jeeves
(ASKJ), Microsoft (MSFT) and Red Hat (RHAT).

As always, we thank you for your confidence and continued investment in the Berkshire Funds.


/s/ Malcolm R. Fobes III

Malcolm R. Fobes III
Chairman & Chief Executive Officer

                                      *
------------------------------------------------------------------------------

                            FINANCIAL STATEMENTS
                                 (unaudited)
                                  6/30/2004

------------------------------------------------------------------------------
                                      *

                                      *
                       -------------------------------
               PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
                           June 30, 2004 (unaudited)


 Shares                                                         Value

            COMMON STOCKS - 99.77%                       $ 30,157,516
            ---------------------------------------------------------
            (Cost $29,717,225)

            COMPUTER HARDWARE - 1.90%                         574,331
            ---------------------------------------------------------
 17,650     Apple Computer, Inc.*                             574,331

            FIBER OPTICS - 6.94%                            2,098,033
            ---------------------------------------------------------
 57,625     Corning, Inc.*                                    752,583
355,000     JDS Uniphase Corp.*                             1,345,450

            INTERNET SOFTWARE & SERVICES - 38.07%          11,505,889
            ---------------------------------------------------------
 65,485     Akamai Technologies, Inc.*                      1,175,456
 26,725     Amazon.com, Inc.*                               1,453,840
 33,300     Ask Jeeves, Inc.*                               1,299,699
 14,735     eBay, Inc.*                                     1,354,883
 26,270     Netflix, Inc.*                                    945,720
 21,690     SINA Corp.*                                       715,553
125,295     Yahoo! Inc.*                                    4,560,738

            NETWORKING & TELECOM  EQUIPMENT - 17.57%        5,311,292
            ---------------------------------------------------------
 36,750     Avaya, Inc.*                                      580,282
 72,250     Juniper Networks, Inc.*                         1,775,183
592,350     Nortel Networks Corp.*                          2,955,827

            SEMICONDUCTORS - 23.12%                         6,987,777
            ---------------------------------------------------------
 17,880     Analog Devices, Inc.                              841,790
242,025     Applied Micro Circuits Corp.*                   1,287,573
 43,010     Broadcom Corp., (Class A)*                      2,004,266
 42,360     Marvell Technology Group Ltd.*                  1,131,012
 24,200     National Semiconductor Corp.*                     532,158
 82,995     PMC-Sierra, Inc.*                               1,190,978

            SOFTWARE - 8.97%                                2,712,049
            ---------------------------------------------------------
 52,655     Microsoft Corp.                                 1,503,827
 52,600     Red Hat, Inc.*                                  1,208,222

            STORAGE DEVICES - 3.20%                           968,145
            ---------------------------------------------------------
 84,925     EMC Corp.*                                        968,145

            CASH EQUIVALENTS - 0.24%                           72,571
            ---------------------------------------------------------
 72,571     First American Treasury Obligations Fund           72,571



            TOTAL INVESTMENT SECURITIES - 100.01%          30,230,087
            ---------------------------------------------------------
            (Cost $29,789,796)

            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)    (3,362)
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 30,226,725
            ---------------------------------------------------------
            Equivalent to $6.28 per share


           *Non-income producing

           (see accompanying notes to financial statements)

                                      *
                       -------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2004 (unaudited)

                                                            BERKSHIRE
                                                           FOCUS FUND
ASSETS
---------------------------------------------------------------------
Investment securities:
    At acquisition cost                                 $  29,789,796
                                                        =============
    At market value                                     $  30,230,087
Receivable for capital shares sold                             77,768
Receivable for securities sold                              1,489,838
Interest receivable                                             1,752
                                                        -------------
    TOTAL ASSETS                                           31,799,445
                                                        -------------


LIABILITIES
---------------------------------------------------------------------
Payable for capital shares redeemed                           101,653
Payable for securities purchased                            1,423,291
Payable to affiliates (Note 4)                                 46,816
Accrued expenses                                                  960
                                                        -------------
    TOTAL LIABILITIES                                       1,572,720
                                                        -------------


NET ASSETS                                              $  30,226,725
=====================================================================


Net assets consist of:
Paid-in-capital                                         $ 450,806,838
Accumulated net investment loss                              (329,455)
Accumulated net realized losses
    from security transactions                           (420,690,949)
Net unrealized appreciation on investments                    440,291
                                                        -------------
NET ASSETS                                              $  30,226,725
                                                        =============


Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value)              4,809,529
                                                        =============


Net asset value, offering price and redemption
    price per share                                     $        6.28
                                                        =============

(see accompanying notes to financial statements)

                                      *
                       -------------------------------
                            STATEMENT OF OPERATIONS
              For the Six Months Ended June 30, 2004 (unaudited)


                                                            BERKSHIRE
                                                           FOCUS FUND
INVESTMENT INCOME
---------------------------------------------------------------------
    Dividends                                          $       11,621
    Interest                                                      126
                                                        -------------
         TOTAL INVESTMENT INCOME                               11,747
                                                        -------------

EXPENSES
---------------------------------------------------------------------
    Investment advisory fees                                  253,033
    Administrative fees                                        84,344
    Interest expense                                            3,825
                                                        -------------
         TOTAL EXPENSES                                       341,202
                                                        -------------

NET INVESTMENT LOSS                                          (329,455)
---------------------------------------------------------------------


REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
---------------------------------------------------------------------
Net realized gains from security transactions               3,457,500
Net change in unrealized depreciation on investments       (3,885,368)
                                                         ------------

NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS                                          (427,868)
                                                         ------------

NET DECREASE IN NET ASSETS
FROM OPERATIONS                                        $     (757,323)
                                                        =============

(see accompanying notes to financial statements)

                                      *
                       -------------------------------
          STATEMENTS OF CHANGES IN NET ASSETS - BERKSHIRE FOCUS FUND
    For the Periods Ended June 30, 2004 (unaudited) and December 31, 2003


                                                                Six Months                Year
                                                                     Ended               Ended
                                                                   6/30/04            12/31/03
FROM OPERATIONS:
----------------------------------------------------------------------------------------------
    Net investment loss                                     $     (329,455)      $    (600,795)
    Net realized gains from security transactions                3,457,500           3,443,973
    Net change in unrealized appreciation
         (depreciation) on investments                          (3,885,368)         11,705,033
                                                              --------------------------------
Net increase (decrease) in net assets from operations             (757,323)         14,548,211
                                                              --------------------------------


FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------
    Proceeds from shares sold                                    5,487,421          20,948,711
    Payments for shares redeemed                               (11,160,187)        (21,329,303)
                                                              --------------------------------
Net decrease in net assets from capital share transactions      (5,672,766)           (380,592)
                                                              --------------------------------


TOTAL INCREASE (DECREASE) IN NET ASSETS                         (6,430,089)         14,167,619
----------------------------------------------------------------------------------------------


NET ASSETS:
----------------------------------------------------------------------------------------------
    Beginning of period                                         36,656,814          22,489,195
                                                              --------------------------------
    End of period                                           $   30,226,725       $  36,656,814
                                                              ================================
    Undistributed net investment income (loss):             $     (329,455)      $           0
                                                              ================================


CAPITAL SHARE ACTIVITY:
----------------------------------------------------------------------------------------------
    Shares sold                                                    812,842           4,025,057
    Shares redeemed                                             (1,770,171)         (4,154,706)
                                                              --------------------------------
    Net decrease in shares outstanding                            (957,329)           (129,649)
    Shares outstanding, beginning of period                      5,766,858           5,896,507
                                                              --------------------------------
    Shares outstanding, end of period                            4,809,529           5,766,858
                                                              ================================

(see accompanying notes to financial statements)

                                      *
                       -------------------------------

                  FINANCIAL HIGHLIGHTS - BERKSHIRE FOCUS FUND
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                       Six Months         Year         Year         Year         Year         Year
                                            Ended        Ended        Ended        Ended        Ended        Ended
                                          6/30/04     12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
                                       (unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD                        $ 6.36       $ 3.81       $ 9.31      $ 33.45      $ 39.84      $ 16.44
------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------------------------------
    Net investment loss                     (0.07)(A)    (0.10)(A)    (0.14)(A)    (0.31)(A)    (0.40)(A)    (0.31)
    Net realized and unrealized gains
         (losses) on investments            (0.01)        2.65        (5.36)      (23.83)       (5.99)       23.80
                                            ----------------------------------------------------------------------
Total from investment operations            (0.08)        2.55        (5.50)      (24.14)       (6.39)       23.49
                                            ----------------------------------------------------------------------

LESS DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income     0.00         0.00         0.00         0.00         0.00         0.00
    Distributions from net realized gains    0.00         0.00         0.00         0.00         0.00        (0.09)
                                            ----------------------------------------------------------------------
Total distributions                          0.00         0.00         0.00         0.00         0.00        (0.09)
                                            ----------------------------------------------------------------------

NET ASSET VALUE,
END OF PERIOD                              $ 6.28       $ 6.36       $ 3.81       $ 9.31      $ 33.45      $ 39.84
==================================================================================================================


TOTAL RETURN                                (1.26%)(H)   66.93%      (59.08%)     (72.17%)     (16.04%)     142.90%
==================================================================================================================


SUPPLEMENTAL DATA AND RATIOS:
------------------------------------------------------------------------------------------------------------------
Net assets at end of period (thousands)    $ 30,227     $ 36,657     $ 22,489    $ 71,347     $ 279,607    $ 33,600

Ratio of expenses to average net assets      2.00%(F)     2.00%(E)     1.99%(D)     1.97%(C)     1.95%(B)     1.89%

Ratio of net investment loss
    to average net assets                   (1.95%)      (1.93%)      (1.97%)      (1.89%)      (1.75%)      (1.71%)

Portfolio turnover rate(G)                  170.8%(H)    251.1%       165.8%       222.7%       166.4%       155.5%


(A) Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.

(B) For the year ended December 31, 2000 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 1.96%.

(C) For the year ended December 31, 2001 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 1.98%.

(D) For the year ended December 31, 2002 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(E) For the year ended December 31, 2003 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(F) For the six months ended June 30, 2004 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(G) Portfolio turnover is greater than most funds due to the investment style of the Fund.

(H) Not annualized for periods of less than one full year.


(see accompanying notes to financial statements)

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2004 (unaudited)


1. Organization

The Berkshire Focus Fund (the "Fund") is a non-diversified series of The Berkshire Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on November 25, 1996. The Fund commenced operations on July 1, 1997. The Fund's investment objective is to seek long-term capital appreciation through investments in equity securities.


2. Significant Accounting Policies

   The following is a summary of the Trust's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation - The net asset value per share for the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2004 (unaudited)


Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify as a regulated investment company. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

Other - Accounting principles generally accepted in the United States require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital.


3. Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended June 30, 2004 were $57,526,640 and $63,395,660, respectively. There were no purchases or sales of U.S. Govern-ment securities for the Fund.

The following information is based upon the federal income tax cost of port-folio investments as of December 31, 2003:

              Gross unrealized appreciation       $    4,400,648
              Gross unrealized depreciation           (1,064,350)
              --------------------------------------------------
              Net unrealized appreciation         $    3,336,298
              ==================================================

              Federal income tax cost             $   33,118,106

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2004 (unaudited)


The Fund intends to utilize provisions of the federal income tax laws which allow it to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2003, the Fund had the following capital loss carry-forwards for tax purposes:

             Capital Loss Carryforward         Date of Expiration
             ----------------------------------------------------
                  $   10,452,456                     12/31/11
                  $   56,400,653                     12/31/10
                  $  292,752,183                     12/31/09
                  $   63,553,796                     12/31/08

4. Related Party Transactions, Investment Advisory and Administrative Fees

Certain officers and trustees of the Trust are also officers and directors of Berkshire Capital Holdings, Inc. ("Berkshire Capital").

The Fund has an Investment Advisory Agreement and a separate Administration Agreement with Berkshire Capital. Under the terms of the Investment Advisory Agreement, Berkshire Capital receives a fee accrued each calendar day (including weekends and holidays) at a rate of 1.50% per annum of the daily net assets of the Fund. Under the Administration Agreement, Berkshire Capital receives a fee as compensation for services rendered, facilities furnished and expenses assumed at the annual rate of 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of average net assets from $50 million to $200 million, 0.40% of average net assets from $200 million to $500 million, 0.35% of average net assets from $500 million to $1 billion and 0.30% of average net assets in excess of $1 billion. Such fee is computed as a percentage of the Fund's daily net assets and is accrued each calendar day (including weekends and holidays). For the six months ended June 30, 2004, Berkshire Capital was paid an investment advisory fee of $253,033 and an administration fee of $84,344 from the Fund.


5. Beneficial Ownership Disclosure

Beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under
Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2004, National Financial Services Corp. and Charles Schwab & Co., Inc. were record owners of 26.81% and 26.67%, respectively of the Fund. As a record owner of more than 25% of the voting securities of a fund, there is not necessarily a presumption of control of the fund.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2004 (unaudited)


6. Distributions to Shareholders

There were no distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003.

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                 $             0
Undistributed long-term capital gain (accumulated losses)        (423,159,088)
Unrealized appreciation (depreciation)                              3,336,298
-----------------------------------------------------------------------------
Total accumulated earnings (deficit)                          $  (419,822,790)
=============================================================================

The difference between the acquisition cost and the federal income tax cost of unrealized appreciation is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

7. Proxy Voting Guidelines

Berkshire Capital Holdings, Inc., the Fund's Adviser, is responsible for exer-cising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling toll free 1-877-526-0707. It is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

                                      *
                       -------------------------------
                                    NOTES

                                      *
                       -------------------------------
                                    NOTES

                                      *
                       -------------------------------
                                    NOTES

         THE BERKSHIRE FUNDS
         475 Milan Drive
         Suite #103
         San Jose, CA 95134
         (Toll-Free) 1-877-526-0707


         BOARD OF TRUSTEES
         Malcolm R. Fobes III, Chairman
         Ronald G. Seger
         Leland F. Smith
         Andrew W. Broer


         INVESTMENT ADVISER
         Berkshire Capital Holdings, Inc.
         475 Milan Drive
         Suite #103
         San Jose, CA 95134


         COUNSEL
         Thompson Hine LLP
         312 Walnut Street
         14th Floor
         Cincinnati, OH 45202


         INDEPENDENT AUDITOR
         Cohen McCurdy, Ltd.
         27955 Clemens Road
         Westlake, OH 44145


         TRANSFER AGENT
         Mutual Shareholder Services, LLC
         8869 Brecksville Road
         Suite C
         Brecksville, OH 44141


         CUSTODIAN
         U.S. Bank, N.A.
         425 Walnut Street
         Cincinnati, OH 45202


         DISTRIBUTOR
         Rafferty Capital Markets, LLC
         59 Hilton Avenue
         Garden City, NY 11530


         WEBSITE
         www.berkshirefunds.com

ITEM 2. CODE OF ETHICS
        Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
        Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
        Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS
        Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
        Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
        Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
        Not applicable.

ITEM 10.CONTROLS AND PROCEDURES

(a) The Registrant's President and Treasurer has concluded that the Regis-trant's disclosure controls and procedures (as defined in Rule 30a-3
        (c) under the Investment Company Act of 1940 (the "1940 Act") are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal con-trols over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.EXHIBITS

(a)     (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE
            DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not applicable.

        (2) CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002.
            Filed herewith.

        (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE RE-PORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b)     CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF
        2002.
        Furnished herewith.


SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly author-ized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: September 1, 2004


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: September 1, 2004

                              THE BERKSHIRE FUNDS
                         EXHIBIT INDEX FOR FORM N-CSR
                         AS FILED ON SEPTEMBER 1, 2004

                                 EXHIBIT INDEX

A. Certification pursuant to Section 302
   of the Sarbanes-Oxley Act of 2002................................EX.99.CERT

B. Certification pursuant to Section 906
   of the Sarbanes-Oxley Act of 2002............................EX.99.906.CERT